JPMorgan Small Cap Growth Fund
Schedule of Portfolio Investments as of March 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Small Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.7%
Aerospace & Defense — 1.4%
Hexcel Corp.	788	53,767
Automobile Components — 1.1%
Fox Factory Holding Corp. *	222	26,957
LCI Industries	144	15,833
		42,790
Automobiles — 0.5%
Winnebago Industries, Inc. (a)	352	20,299
Banks — 0.7%
First Financial Bankshares, Inc.	466	14,861
Pinnacle Financial Partners, Inc.	234	12,917
		27,778
Biotechnology — 10.8%
ACADIA Pharmaceuticals, Inc. *	730	13,736
ADC Therapeutics SA (Switzerland) *	1,248	2,433
Alector, Inc. *	1,082	6,699
Allogene Therapeutics, Inc. * (a)	1,418	7,006
Amicus Therapeutics, Inc. *	3,934	43,630
Apellis Pharmaceuticals, Inc. *	607	40,005
Arrowhead Pharmaceuticals, Inc. *	968	24,575
Atara Biotherapeutics, Inc. *	2,479	7,190
Blueprint Medicines Corp. *	559	25,163
Coherus Biosciences, Inc. *	2,456	16,802
G1 Therapeutics, Inc. * (a)	1,243	3,332
Halozyme Therapeutics, Inc. *	1,352	51,643
Heron Therapeutics, Inc. * (a)	3,981	6,011
Kronos Bio, Inc. *	1,491	2,176
Natera, Inc. *	807	44,773
PMV Pharmaceuticals, Inc. * (a)	1,261	6,016
REGENXBIO, Inc. *	1,179	22,303
Relay Therapeutics, Inc. *	1,189	19,582
REVOLUTION Medicines, Inc. *	1,043	22,598
Sage Therapeutics, Inc. *	490	20,556
Sana Biotechnology, Inc. * (a)	696	2,276
Twist Bioscience Corp. * (a)	1,130	17,034
Verve Therapeutics, Inc. * (a)	645	9,299
		414,838
Broadline Retail — 0.6%
Global-e Online Ltd. (Israel) *	695	22,390
Building Products — 2.3%
AAON, Inc.	245	23,661
Advanced Drainage Systems, Inc. (a)	290	24,423
Simpson Manufacturing Co., Inc.	380	41,680
		89,764

JPMorgan Small Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Capital Markets — 1.3%
Evercore, Inc., Class A	243	28,018
Focus Financial Partners, Inc., Class A *	390	20,251
		48,269
Commercial Services & Supplies — 3.6%
ACV Auctions, Inc., Class A * (a)	2,410	31,108
Casella Waste Systems, Inc., Class A *	656	54,212
MSA Safety, Inc.	404	53,955
		139,275
Communications Equipment — 1.0%
Ciena Corp. * (a)	761	39,987
Construction & Engineering — 3.2%
EMCOR Group, Inc.	276	44,924
MasTec, Inc. * (a)	264	24,936
Valmont Industries, Inc.	171	54,638
		124,498
Consumer Staples Distribution & Retail — 1.8%
Grocery Outlet Holding Corp. *	1,198	33,844
Performance Food Group Co. *	610	36,828
		70,672
Diversified Consumer Services — 0.6%
Bright Horizons Family Solutions, Inc. *	303	23,334
Electrical Equipment — 2.5%
Bloom Energy Corp., Class A *	1,766	35,205
NEXTracker, Inc., Class A * (a)	553	20,070
Shoals Technologies Group, Inc., Class A *	1,778	40,510
		95,785
Electronic Equipment, Instruments & Components — 1.4%
Coherent Corp. *	275	10,487
Fabrinet (Thailand) *	174	20,666
Littelfuse, Inc.	91	24,266
		55,419
Energy Equipment & Services — 2.0%
Cactus, Inc., Class A	1,243	51,265
TechnipFMC plc (United Kingdom) *	2,000	27,294
		78,559
Financial Services — 1.3%
Flywire Corp. *	512	15,033
Remitly Global, Inc. *	2,128	36,067
		51,100
Food Products — 1.1%
Freshpet, Inc. * (a)	613	40,603

JPMorgan Small Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Ground Transportation — 1.4%
Saia, Inc. *	196	53,314
Health Care Equipment & Supplies — 5.3%
CONMED Corp. (a)	481	49,969
iRhythm Technologies, Inc. *	419	51,956
Outset Medical, Inc. *	1,801	33,144
Shockwave Medical, Inc. *	314	67,982
		203,051
Health Care Providers & Services — 2.5%
Acadia Healthcare Co., Inc. *	480	34,705
Accolade, Inc. *	2,123	30,531
Amedisys, Inc. *	323	23,733
Cano Health, Inc. * (a)	5,845	5,319
		94,288
Health Care Technology — 1.5%
Evolent Health, Inc., Class A *	1,814	58,852
Hotels, Restaurants & Leisure — 6.6%
Boyd Gaming Corp.	496	31,768
Life Time Group Holdings, Inc. * (a)	1,908	30,457
Marriott Vacations Worldwide Corp.	211	28,509
Papa John's International, Inc. (a)	360	26,933
Planet Fitness, Inc., Class A *	608	47,231
Six Flags Entertainment Corp. * (a)	840	22,428
Texas Roadhouse, Inc.	608	65,712
		253,038
Household Durables — 1.5%
Helen of Troy Ltd. *	286	27,215
Sonos, Inc. *	1,497	29,372
		56,587
Industrial REITs — 1.4%
Terreno Realty Corp.	833	53,806
Insurance — 0.6%
Kinsale Capital Group, Inc.	77	23,140
IT Services — 1.2%
DigitalOcean Holdings, Inc. * (a)	608	23,812
Globant SA *	141	23,060
		46,872
Life Sciences Tools & Services — 0.2%
Personalis, Inc. *	1,588	4,382
Seer, Inc. *	448	1,732
		6,114
Machinery — 4.0%
Chart Industries, Inc. * (a)	228	28,579
Evoqua Water Technologies Corp. *	895	44,510

JPMorgan Small Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Machinery — continued
ITT, Inc.	513	44,271
John Bean Technologies Corp.	339	37,029
		154,389
Oil, Gas & Consumable Fuels — 2.7%
Chord Energy Corp.	180	24,226
Matador Resources Co.	1,125	53,621
SM Energy Co.	939	26,444
		104,291
Passenger Airlines — 0.2%
Frontier Group Holdings, Inc. *	744	7,320
Personal Care Products — 0.8%
elf Beauty, Inc. *	390	32,137
Pharmaceuticals — 2.9%
Arvinas, Inc. *	710	19,386
Intra-Cellular Therapies, Inc. *	654	35,424
Revance Therapeutics, Inc. *	1,804	58,114
		112,924
Professional Services — 2.5%
ExlService Holdings, Inc. *	262	42,331
KBR, Inc. (a)	947	52,154
		94,485
Semiconductors & Semiconductor Equipment — 3.8%
Allegro MicroSystems, Inc. (Japan) *	646	30,992
Credo Technology Group Holding Ltd. *	884	8,331
MKS Instruments, Inc.	227	20,130
Power Integrations, Inc.	296	25,036
Rambus, Inc. *	747	38,298
Wolfspeed, Inc. * (a)	332	21,553
		144,340
Software — 13.0%
Blackline, Inc. *	517	34,748
Box, Inc., Class A *	825	22,088
Clear Secure, Inc., Class A (a)	889	23,273
Confluent, Inc., Class A * (a)	1,073	25,818
CyberArk Software Ltd. *	322	47,636
Elastic NV *	366	21,188
Envestnet, Inc. *	744	43,621
Everbridge, Inc. *	546	18,923
Five9, Inc. *	404	29,228
HashiCorp, Inc., Class A *	1,357	39,755
JFrog Ltd. (Israel) *	834	16,425
New Relic, Inc. *	622	46,852
Paycor HCM, Inc. * (a)	667	17,696
SentinelOne, Inc., Class A * (a)	1,622	26,537

JPMorgan Small Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Software — continued
Smartsheet, Inc., Class A *	877	41,914
Sprout Social, Inc., Class A *	256	15,582
Vertex, Inc., Class A *	1,387	28,690
		499,974
Specialized REITs — 0.8%
CubeSmart (a)	653	30,197
Specialty Retail — 2.9%
Burlington Stores, Inc. *	57	11,601
Floor & Decor Holdings, Inc., Class A * (a)	299	29,333
Lithia Motors, Inc., Class A (a)	91	20,747
National Vision Holdings, Inc. *	1,331	25,081
Petco Health & Wellness Co., Inc. * (a)	2,711	24,403
		111,165
Technology Hardware, Storage & Peripherals — 0.4%
Super Micro Computer, Inc. *	130	13,799
Trading Companies & Distributors — 5.3%
Air Lease Corp.	763	30,036
Applied Industrial Technologies, Inc.	514	73,133
Rush Enterprises, Inc., Class A	646	35,282
SiteOne Landscape Supply, Inc. * (a)	160	21,861
WESCO International, Inc.	272	41,983
		202,295
Total Common Stocks (Cost $3,618,608)		3,795,505
Short-Term Investments — 7.8%
Investment Companies — 1.5%
JPMorgan Prime Money Market Fund Class IM Shares, 4.96% (b) (c) (Cost $56,183)	56,164	56,180
Investment of Cash Collateral from Securities Loaned — 6.3%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.04% (b) (c)	209,993	210,035
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.68% (b) (c)	33,283	33,283
Total Investment of Cash Collateral from Securities Loaned (Cost $243,355)		243,318
Total Short-Term Investments (Cost $299,538)		299,498
Total Investments — 106.5% (Cost $3,918,146)		4,095,003
Liabilities in Excess of Other Assets — (6.5)%		(250,807)
NET ASSETS — 100.0%		3,844,196

Percentages indicated are based on net assets.

JPMorgan Small Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2023. The total value of securities on loan at March 31, 2023 is $238,693.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2023.

JPMorgan Small Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,095,003	$—	$—	$4,095,003

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated

JPMorgan Small Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2023
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2023	Shares at March 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.96% (a) (b)	$45,209	$632,747	$621,771	$—(c)	$(5)	$56,180	56,164	$1,110	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.04% (a) (b)	222,094	732,800	745,001	178	(36)	210,035	209,993	4,922	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.68% (a) (b)	25,886	487,760	480,363	—	—	33,283	33,283	625	—
Total	$293,189	$1,853,307	$1,847,135	$178	$(41)	$299,498		$6,657	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2023.
(c)	Amount rounds to less than one thousand.